UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Disciplined Long/Short Value Fund

	Shares	Value ($)

Long Positions 119.7%
Common Stocks 114.6%
Consumer Discretionary 15.0%
Auto Components 1.5%
Modine Manufacturing Co. (a)	5,800	15,892
Stoneridge, Inc.* (a)	800	1,568
TRW Automotive Holdings Corp.* (a)	6,800	21,012
WABCO Holdings, Inc. (a)	5,800	86,710

		125,182
Automobiles 0.1%
Thor Industries, Inc. (a)	800	8,464

Distributors 0.9%
Genuine Parts Co. (a)	2,300	73,646
Hotels Restaurants & Leisure 1.8%
McDonald's Corp. (a)	2,500	145,050
MGM MIRAGE* (a)	800	6,400

		151,450
Media 3.4%
Comcast Corp. "A" (a)	7,800	114,270
Discovery Communications, Inc. "A"* (a)	6,400	92,800
Hearst-Argyle Television, Inc. (a)	800	3,152
Interpublic Group of Companies, Inc.* (a)	7,800	25,974
McGraw-Hill Companies, Inc. (a)	1,600	35,184
Warner Music Group Corp. (a)	6,800	13,940

		285,320
Multiline Retail 2.3%
Big Lots, Inc.* (a)	5,400	72,630
Family Dollar Stores, Inc. (a)	4,100	113,857

		186,487
Specialty Retail 3.0%
Aeropostale, Inc.* (a)	400	8,444
Barnes & Noble, Inc. (a)	3,900	64,038
Foot Locker, Inc. (a)	6,600	48,576
Rent-A-Center, Inc.* (a)	2,800	41,580
The Gap, Inc. (a)	7,800	87,984

		250,622
Textiles, Apparel & Luxury Goods 2.0%
Carter's, Inc.* (a)	4,400	74,756
Hanesbrands, Inc.* (a)	600	5,394
Phillips-Van Heusen Corp. (a)	4,700	89,394

		169,544
Consumer Staples 10.3%
Food & Staples Retailing 4.2%
Casey's General Stores, Inc. (a)	200	4,250
Kroger Co. (a)	4,200	94,500
Sysco Corp. (a)	5,500	122,595
Wal-Mart Stores, Inc. (a)	2,800	131,936

		353,281
Food Products 3.4%
Archer-Daniels-Midland Co. (a)	4,000	109,520
Darling International, Inc.* (a)	16,700	76,653
Dean Foods Co.* (a)	1,000	19,340
General Mills, Inc. (a)	1,400	82,810

		288,323
Household Products 0.8%
Kimberly-Clark Corp. (a)	400	20,588
Procter & Gamble Co. (a)	900	49,050

		69,638
Personal Products 1.2%
Herbalife Ltd. (a)	4,700	96,397
Tobacco 0.7%
Altria Group, Inc. (a)	3,300	54,582

Energy 23.4%
Energy Equipment & Services 2.9%
Complete Production Services, Inc.* (a)	4,900	31,409
North American Energy Partners, Inc.* (a)	20,100	41,607
Oil States International, Inc.* (a)	4,600	84,226
Superior Energy Services, Inc.* (a)	1,500	23,370
Unit Corp.* (a)	2,500	62,350

		242,962
Oil, Gas & Consumable Fuels 20.5%
Alpha Natural Resources, Inc.* (a)	4,200	68,544
Anadarko Petroleum Corp. (a)	400	14,696
Apache Corp. (a)	2,100	157,500
Chevron Corp. (a)	3,200	225,664
ConocoPhillips (a)	600	28,518
Devon Energy Corp. (a)	1,900	117,040
Encore Acquisition Co.* (a)	4,000	108,720
ExxonMobil Corp. (a)	3,300	252,384
Hess Corp. (a)	2,000	111,220
Mariner Energy, Inc.* (a)	8,800	87,120
Massey Energy Co. (a)	4,900	74,382
McMoRan Exploration Co.* (a)	8,000	53,520
Murphy Oil Corp. (a)	800	35,344
Southwestern Energy Co.* (a)	3,000	94,950
Sunoco, Inc. (a)	2,300	106,536
Walter Industries, Inc. (a)	1,900	35,036
Whiting Petroleum Corp.* (a)	2,300	66,700
World Fuel Services Corp. (a)	2,300	77,671

		1,715,545
Financials 16.5%
Capital Markets 1.9%
Bank of New York Mellon Corp. (a)	4,700	120,978
UBS AG (Registered) (a)	3,300	41,085

		162,063
Commercial Banks 3.2%
PNC Financial Services Group, Inc. (a)	2,600	84,552
US Bancorp. (a)	2,500	37,100
Wells Fargo & Co. (a)	7,700	145,530

		267,182
Consumer Finance 0.9%
Capital One Financial Corp. (a)	4,500	71,280
Diversified Financial Services 3.1%
Bank of America Corp. (a)	1,800	11,844
JPMorgan Chase & Co. (a)	9,800	249,998

		261,842
Insurance 5.5%
ACE Ltd. (a)	2,800	122,248
Aflac, Inc. (a)	900	20,889
Allstate Corp. (a)	100	2,167
Aon Corp. (a)	900	33,345
Arch Capital Group Ltd.* (a)	1,100	66,165
Fairfax Financial Holdings Ltd. (a)	100	32,568
The Travelers Companies, Inc. (a)	2,200	85,008
Unum Group (a)	6,700	94,872

		457,262

Real Estate Investment Trusts 0.6%
AvalonBay Communities, Inc. (REIT) (a)	200	10,362
Essex Property Trust, Inc. (REIT) (a)	300	19,815
Host Hotels & Resorts, Inc. (REIT) (a)	1,300	6,994
Vornado Realty Trust (REIT) (a)	200	10,162

		47,333
Thrifts & Mortgage Finance 1.3%
New York Community Bancorp., Inc. (a)	8,500	112,625
Health Care 12.5%
Biotechnology 0.8%
Amgen, Inc.* (a)	1,300	71,305
Health Care Equipment & Supplies 1.8%
Baxter International, Inc. (a)	2,500	146,625
Health Care Providers & Services 4.2%
Aetna, Inc. (a)	4,400	136,400
AmerisourceBergen Corp. (a)	3,200	116,224
Centene Corp.* (a)	1,400	24,822
Universal Health Services, Inc. "B" (a)	2,000	75,700

		353,146
Pharmaceuticals 5.7%
Eli Lilly & Co. (a)	3,500	128,870
Johnson & Johnson (a)	700	40,383
Merck & Co., Inc. (a)	2,200	62,810
Perrigo Co. (a)	1,900	55,765
Pfizer, Inc. (a)	8,000	116,640
Schering-Plough Corp. (a)	3,900	68,484

		472,952
Industrials 13.2%
Aerospace & Defense 1.6%
Lockheed Martin Corp. (a)	300	24,612
Northrop Grumman Corp. (a)	800	38,496
United Technologies Corp. (a)	1,500	71,985

		135,093
Airlines 0.7%
Hawaiian Holdings, Inc.* (a)	13,400	54,538
Commercial Services & Supplies 0.2%
The Brink's Co. (a)	700	18,501
Construction & Engineering 1.6%
EMCOR Group, Inc.* (a)	1,200	24,708
Shaw Group, Inc.* (a)	3,900	108,420

		133,128
Electrical Equipment 1.5%
GrafTech International Ltd.* (a)	15,000	120,150
Industrial Conglomerates 0.4%
General Electric Co. (a)	2,900	35,177
Machinery 2.9%
AGCO Corp.* (a)	2,100	44,688
CNH Global NV (a)	600	4,806
Dover Corp. (a)	3,400	96,152
Joy Global, Inc. (a)	3,000	62,490

Pall Corp. (a)	1,400	36,498

		244,634
Road & Rail 4.3%
Arkansas Best Corp. (a)	2,300	53,797
Burlington Northern Santa Fe Corp. (a)	1,500	99,375
Norfolk Southern Corp. (a)	2,100	80,556
Ryder System, Inc. (a)	3,000	101,340
Union Pacific Corp. (a)	600	26,274

		361,342
Information Technology 10.0%
Communications Equipment 0.5%
Brocade Communications Systems, Inc.* (a)	10,300	39,243
Computers & Peripherals 4.6%
Hewlett-Packard Co. (a)	1,200	41,700
International Business Machines Corp. (a)	1,500	137,475
NCR Corp.* (a)	2,700	33,885
QLogic Corp.* (a)	5,800	65,656
Western Digital Corp.* (a)	7,000	102,760

		381,476
Electronic Equipment, Instruments & Components 0.4%
Celestica, Inc.* (a)	6,100	26,230
SYNNEX Corp.* (a)	500	7,675

		33,905
IT Services 2.0%
Accenture Ltd. "A" (a)	1,100	34,716
Computer Sciences Corp.* (a)	3,000	110,520
SAIC, Inc.* (a)	1,000	19,740

		164,976
Semiconductors & Semiconductor Equipment 1.0%
Skyworks Solutions, Inc.* (a)	19,900	85,968
Software 1.5%
Sybase, Inc.* (a)	3,600	98,316
Symantec Corp.* (a)	1,800	27,594

		125,910
Materials 6.4%
Chemicals 3.4%
A. Schulman, Inc. (a)	5,400	81,810
CF Industries Holdings, Inc. (a)	700	32,900
Innophos Holdings, Inc. (a)	5,800	87,754
Terra Industries, Inc. (a)	4,100	83,968

		286,432
Metals & Mining 2.1%
Compass Minerals International, Inc. (a)	1,600	96,272
Rio Tinto PLC (ADR) (a)	900	78,075

		174,347
Paper & Forest Products 0.9%
International Paper Co. (a)	7,900	72,048
Telecommunication Services 4.1%
Diversified Telecommunication Services 3.2%
AT&T, Inc. (a)	4,300	105,866
Verizon Communications, Inc. (a)	5,000	149,350

Windstream Corp. (a)	1,400	12,152

		267,368
Wireless Telecommunication Services 0.9%
USA Mobility, Inc.* (a)	7,500	79,275
Utilities 3.2%
Electric Utilities 1.3%
Edison International (a)	3,400	110,738
Multi-Utilities 1.9%
Dominion Resources, Inc. (a)	3,800	133,684
PG&E Corp. (a)	700	27,069

		160,753

Total Common Stocks (Cost $11,982,265)		9,580,060
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.7%
US Treasury Obligation
US Treasury Bill, 0.13% **, 6/11/2009 (b) (Cost $61,971)	62,000	61,943
	Shares	Value ($)

Cash Equivalents 4.4%
Cash Management QP Trust, 1.12% (c) (Cost $364,665)	364,665	364,665
	% of Net Assets	Value ($)

Total Long Positions (Cost $12,408,901) †	119.7	10,006,668
Other Assets and Liabilities, Net	(0.2)	(16,359)
Securities Sold Short	(19.5)	(1,633,165)

Net Assets	100.0	8,357,144
†

The cost for federal income tax purposes was $12,536,969. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $2,530,301. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $289,324 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,819,625.

	Shares	Value ($)

Common Stocks Sold Short 19.5%
Consumer Discretionary 3.7%
Auto Components 1.9%
American Axle & Manufacturing Holdings, Inc.	6,200	6,758
Cooper Tire & Rubber Co.	15,400	71,918
Goodyear Tire & Rubber Co.	13,200	81,444

		160,120
Hotels Restaurants & Leisure 0.0%
Orient-Express Hotels Ltd. "A"	400	2,528
Household Durables 0.5%
KB HOME	800	8,536
Lennar Corp. "A"	4,400	33,836

		42,372
Specialty Retail 1.3%
AnnTaylor Stores Corp.	2,100	10,332

Chico's FAS, Inc.	24,600	97,416

		107,748
Energy 6.8%
Energy Equipment & Services 4.1%
Atwood Oceanics, Inc.	2,000	33,300
Global Industries Ltd.	23,000	79,350
Helix Energy Solutions Group, Inc.	400	2,060
Hercules Offshore, Inc.	14,900	55,428
Pride International, Inc.	5,200	83,824
Weatherford International Ltd.	7,600	83,828

		337,790
Oil, Gas & Consumable Fuels 2.7%
CONSOL Energy, Inc.	2,400	65,424
Frontier Oil Corp.	3,400	48,552
Petrohawk Energy Corp.	1,000	19,710
Range Resources Corp.	2,300	82,432
Tesoro Corp.	700	12,061

		228,179
Financials 1.1%
Commercial Banks 0.2%
KeyCorp.	1,600	11,648
Sterling Financial Corp.	800	1,480

		13,128
Diversified Financial Services 0.9%
Moody's Corp.	3,700	79,254
Health Care 1.3%
Pharmaceuticals
Mylan, Inc.	9,800	111,034
Industrials 2.3%
Airlines 1.7%
AirTran Holdings, Inc.	23,700	97,170
UAL Corp.	4,300	40,592

		137,762
Building Products 0.5%
USG Corp.	7,000	45,570
Professional Services 0.1%
Volt Information Sciences, Inc.	900	4,797
Information Technology 1.8%
IT Services 0.5%
Fidelity National Information Services, Inc.	2,400	38,184
Semiconductors & Semiconductor Equipment 0.5%
NVIDIA Corp.	5,200	41,340
Software 0.8%
THQ, Inc.	17,700	69,915
Materials 1.8%
Metals & Mining
Alcoa, Inc.	6,600	51,414
Commercial Metals Co.	8,700	100,050

		151,464

Utilities 0.7%
Independent Power Producers & Energy Traders
Ormat Technologies, Inc.	2,000	61,980

Total Common Stocks Sold Short (Proceeds $2,235,792)		1,633,165

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Securities are pledged, in whole or in part, as collateral for short sales.
(b)	At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At January 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P 500 E-Mini Index	3/20/2009	10	439,604	411,250	(28,354)

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities, at Value	Investments Sold Short, at Value	Other Financial Instruments††
Level 1	$ 9,580,060	$ 1,633,165	$ (28,354)
Level 2	426,608	-	-
Level 3	-	-	-
Total	$ 10,006,668	$ 1,633,165	$ (28,354)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Value Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009